Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Other Receivables, Net, Current	$ 626	$ 673
Other Liabilities, Current	$ 717	$ 572
Broker fee commission percentage	1.00%
CMA CGM [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Voting Interest	0.00%	0.00%	8.40%
CMA CGM [Member]
Related Party Transaction [Line Items]
Percentage of revenue		14.90%	33.80%
Technomar [Member]
Related Party Transaction [Line Items]
Number of ships under technical management	5
Management fees	$ 19,086	$ 16,642	$ 15,294
Other Receivables, Net, Current	626	673
Third Party Managers [Member]
Related Party Transaction [Line Items]
Management fees	981	1,488	834
Conchart [Member]
Related Party Transaction [Line Items]
Time charter and voyage expenses-related parties	7,995	6,289	$ 3,583
Other Liabilities, Current	$ 717	$ 572